INCOME TAXES (Schedule of effective tax rate and federal rate) (Details)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Net Income Tax Benefit Table Details
Computed "expected" tax expense (benefit)	(35.00%)
State income taxes	(6.00%)
Permanent differences	28.00%
Change in valuation allowance	13.00%
Effective tax Rate	0.00%